Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Current income tax	814	1,668	1,969
Deferred income tax (note b)	11	(65)	(45)
Total income tax expense	825	1,603	1,924

Summary of Reconciliation of Income Tax

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2023, 2024 and 2025, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Profit before income tax	6,045	8,712	13,277
Tax calculated at a tax rate of 25%	1,511	2,178	3,319
Effects of different tax rates applicable to different subsidiaries of the Group	(34)	(84)	(227)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(888)	(932)	(1,234)
Expense not deductible for tax purposes	187	39	93
Income not subject to tax	(1)	(61)	(486)
Unrecognized deferred income tax assets	32	69	43
Utilization of previously unrecognized tax assets	(45)	(52)	(55)
Withholding tax on the earnings remitted or expected to be remitted by subsidiaries	75	440	441
Others	(12)	6	30
	825	1,603	1,924

Summary of Profit Before Tax	The Group’s profit before tax consists of:

	Year ended December 31,
	2023 RMB’million	2024 RMB’million	2025 RMB’million
Non-PRC	311	578	2,950
PRC	5,734	8,134	10,327
	6,045	8,712	13,277

Summary of Deferred Tax Assets and Deferred Tax Liabilities
(b)
Deferred income tax

	As at December 31,
	2024	2025
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	158	195
Deferred revenue	29	43
Accruals	185	199
Lease liabilities	61	65
Others	50	55
Total deferred tax assets	483	557
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(59)
Net deferred tax assets	422	498
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	173	386
Right-of-use assets	58	59
Withholding tax on earnings expected to be remitted by subsidiaries	-	86
Others	28	32
Total deferred tax liabilities	259	563
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(59)
Net deferred tax liabilities	198	504

Summary of Recovery of Deferred Income Tax

The recovery of deferred income tax:

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Gross deferred tax assets:
to be recovered after more than 12 months	29	63
to be recovered within 12 months	454	494
	483	557
Set-off of deferred tax assets pursuant to set-off provisions	(61)	(59)
Net deferred tax assets	422	498
Gross deferred tax liabilities:
to be recovered after more than 12 months	113	365
to be recovered within 12 months	146	198
	259	563
Set-off of deferred tax liabilities pursuant to set-off provisions	(61)	(59)
Net deferred tax liabilities	198	504

Summary of Movements of Deferred Income Tax Assets

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Lease liabilities	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2024	144	17	177	76	13	427
Credited/(charged) to income statement	14	12	8	(15)	37	56
At December 31, 2024	158	29	185	61	50	483
Credited to income statement	37	14	14	4	5	74
At December 31, 2025	195	43	199	65	55	557

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory

The movements of deferred income tax liabilities were as follows:

	Intangible assets	Right-of-use assets	Withholding tax on the earnings expected to be remitted by subsidiaries	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2024	167	72	75	-	314
(Credited)/charged to income statement	(23)	(14)	-	28	(9)
Withholding tax paid	-	-	(75)	-	(75)
Business combinations	29	-	-	-	29
At December 31, 2024	173	58	-	28	259
(Credited)/charged to income statement	(62)	1	86	4	29
Business combinations	275	-	-	-	275
At December 31, 2025	386	59	86	32	563